COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 28, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of premises operating leases		2
Term of leases of motor vehicles		3 years
Operating leases expense		$ 1,447	$ 1,463	$ 1,480
Indemnification agreement limit		$ 2,000
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Number of lawsuits		3
Number of current employees filing lawsuits		3
Number of former employees filing lawsuits	4
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 1,000	$ 155
Obligation to purchase inventory from suppliers		415
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		175
Meitav [Member]
Payment of settlement		$ 980